Due to Related Parties	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Due To Related Parties [Abstract]
DUE TO RELATED PARTIES
4)	DUE TO RELATED PARTIES

For the nine months ended December 31, 2012, the Company paid consulting fee of $131,111 (December 31, 2011 - $Nil) to a shareholder of the Company.

As at December 31, 2012 and March 31, 2012, the Company had amount due to (from) related parties as follows:

	December 31, 2012		March 31, 2011
Due to (from) related parties	Due from related parties (ii)	Due to related parties (ii)	Due from related parties (ii)	Due to related parties (ii)
	$	$	$	$
Sichel Limited (i)	-	663,494	-	127,968
PGG (i)	-	242,477	-	-
Enviro(i)	204,601	-	-	-
Other shareholders	-	15,425	-	-
Total	204,601	921,396	-	127,968

(i)
Both Sichel Limited and PGG are wholly owned subsidiaries of the Hookipa Trust.  Sichel is a shareholder of the Company, and provides consulting services pursuant to a consulting agreement dated May 1, 2010.  The sole director of Sichel is also the sole director of PGG.  Further, Sichel is a significant shareholder of Enviro, and provides management services to Enviro under a management services contract.

(ii)	The loan is unsecured, non-interest bearing, and is due on demand.

Related party transactions occurred in the normal course of operations on terms and conditions that are similar to those of transactions with unrelated parties and, therefore, are measured at the exchange amount.

6.             RELATED PARTY TRANSACTIONS

During the period ended March 31, 2012, the Company entered into the following transactions with related parties.

a)	Paid consulting fee of $76,579 (£47,976) to a director and officer.

b)
As at March 31, 2012, there was a shareholder loan of $127,968 from the holding company of the Company for operating expenses. This loan is unsecured, non-interest-bearing and due on demand. The Company recorded imputed interests calculated based on the average outstanding balance and the market interest rate of 7.9% thereby leading to the recognition of interest expense of $1,419. A corresponding amount was classified as contributed surplus.

Related party transactions are in the normal course of operations, occurring on terms and conditions that are similar to those of transactions with unrelated parties and, therefore, are measured at the exchange amount.